Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (97,319)	$ (13,605)	$ (3,651)
Net loss from continuing operation	(97,319)	(13,606)	(3,651)
Net gain from discontinued operation		1
Adjustments for:
Depreciation of property, plant and equipment	8,706	10,904	4,975
Depreciation of right-of-use assets	2	377	800
Share-based compensation	7,170	7,735	7,264
Accretion of finance leases		6	32
Allowance for credit losses - accounts receivable	1,554	196	451
Allowance for credit losses - other receivables	51,178	(1,044)	228
Impairment of intangible assets	6,723	781	970
Impairment of mining equipment	5,861		4,455
Impairment of property plant and equipment	1,025
Inventory impairment	5,579	2,571	194
Adjustments, total	87,798	21,526	19,369
Changes in operating assets and liabilities:
Accounts receivable	(2,082)	(2,017)	1,172
Investment securities	7,371	(9,353)	(307)
Other receivables	(211,290)	(69,267)	(25,194)
Amount due from related parties	(29,637)	29,745	29,456
Inventories	3,450	(5,283)	13,204
Intangible assets		(9,258)	(15,960)
Accrued liabilities	(4,674)	6,306	(5,193)
Tax (recoverable)/payable	(35)	(452)	1,247
Accounts payable	6,836	(24,229)	(94)
Other payables	(7,904)	4,352	(4,795)
Amount due to related parties	1,000	(999)	998
Lease liabilities	2	(377)	(544)
Net cash generated from/(used in) operating activities from continuing operations	(246,484)	(72,911)	9,708
Net cash generating from discontinued operating activities		1
Net cash generated from/(used in) operating activities	(246,484)	(72,910)	9,708
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment	(38)
Net cash used in investing activities from continuing operations	(38)
Net cash used in investing activities from discontinued operation
Net cash used in investing activities	(38)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of principle portion of lease liabilities	2	(288)	(288)
Proceed from share issuance, net of issuance costs	15,788	24,838	17,884
Net cash generated from financing activities	15,790	24,550	17,596
EFFECT OF EXCHANGE RATES ON CASH	5,833	(2,685)	(7,619)
NET CHANGES IN CASH AND CASH EQUIVALENTS	(224,899)	(51,046)	19,685
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	228,131	279,177	259,492
CASH AND CASH EQUIVALENTS, END OF YEAR	3,232	228,131	279,177
LESS: CASH AND CASH EQUIVALENTS, FROM THE DISCONTINUED OPERATIONS
Supplemental cash flow information
Cash paid for income tax	$ 6	$ 12	$ 684